Related Parties - Summary of Loans and Others Arising From Related Party Transaction (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	₩ 627,214
Changes in Loans receivable transactions between related parties
Loans	(37,641)
Collection	(33,159)
Others	11,272
Ending balance	567,686
KNOC Nigerian East & West Oil Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	31,473
Changes in Loans receivable transactions between related parties
Loans	170
Collection	0
Others	510
Ending balance	32,153
KNOC Nigerian East & West Oil Co., Ltd. | Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(10,751)
Changes in Loans receivable transactions between related parties
Loans	(12,995)
Collection	0
Others	(1,797)
Ending balance	(25,543)
Nepal Water & Energy Development Company Private Limited | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	19,914
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(1,862)
Ending balance	18,052
Xe-Pian Xe-Namnoy Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	22,936
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	401
Ending balance	23,337
PT Wampu Electric Power | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	9,171
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(9,613)
Others	442
Ending balance	0
Bigeum Resident Photovoltaic Power Co., Ltd. [Member] | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	11,212
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(1,687)
Ending balance	9,525
PT. Cirebon Energi Prasarana | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	29,569
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	5,973
Ending balance	35,542
Daejung Offshore Wind Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	1,000
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	1,000
Bitgoel Eco Energy Co., Ltd. [Member] | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	34,790
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(3,905)
Others	0
Ending balance	30,885
Saemangeum Sebit Power Plant Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	37,249
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(8,279)
Others	0
Ending balance	28,970
Solaseado Solar Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	35,000
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	35,000
Recursos Solares PV De Mexico II, S.A. De C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	8,457
Changes in Loans receivable transactions between related parties
Loans	1,944
Collection	0
Others	188
Ending balance	10,589
HORUS SOLAR, S.A. DE C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	19,287
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(8,552)
Others	464
Ending balance	11,199
SUNMEX RENOVABLES, S.A. DE C.V. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	16,383
Changes in Loans receivable transactions between related parties
Loans	536
Collection	0
Others	291
Ending balance	17,210
Kelar S.A | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	43,965
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(2,980)
Ending balance	40,985
DE Energia SpA | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	7,260
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	126
Ending balance	7,386
Daehan Wind Power PSC | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	14,618
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	254
Ending balance	14,872
Bitsolar Energy Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,165
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	3,165
Daesan Green Energy Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,514
Changes in Loans receivable transactions between related parties
Loans	190
Collection	(1,293)
Others	0
Ending balance	2,411
Yangyang Wind Power Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	0
Changes in Loans receivable transactions between related parties
Loans	3,257
Collection	0
Others	0
Ending balance	3,257
Nghi Son 2 Power LLC | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	186,735
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	3,256
Ending balance	189,991
Pulau Indah Power Plant Sdn. Bhd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	10,207
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	(244)
Ending balance	9,963
Guadalupe Solar SpA | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,344
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(225)
Others	42
Ending balance	3,161
Foresight Iberian Solar Group Holding, S.L. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	61,302
Changes in Loans receivable transactions between related parties
Loans	0
Collection	(1,292)
Others	4,308
Ending balance	64,318
Capman Lynx SCA, SICAR | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	31,628
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	3,582
Ending balance	35,210
Capman Lynx SCA, SICAR | Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(4,467)
Changes in Loans receivable transactions between related parties
Loans	(30,743)
Collection	0
Others	0
Ending balance	(35,210)
SPower Chile SpA [Member] | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	253
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	5
Ending balance	258
KEPCO Lebanon SARL | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	3,834
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	3,834
KEPCO Lebanon SARL | Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(3,834)
Changes in Loans receivable transactions between related parties
Loans	0
Collection	0
Others	0
Ending balance	(3,834)
Gunsan Bio Energy Co., Ltd. | Gross carrying amount [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	12,396	[1]
Changes in Loans receivable transactions between related parties
Loans	0	[1]
Collection	0	[1]
Others	0	[1]
Ending balance	12,396	[1]
Gunsan Bio Energy Co., Ltd. | Accumulated impairment [member]
Disclosure of Loans transactions between related parties [Line Items]
Beginning balance	(12,396)	[1]
Changes in Loans receivable transactions between related parties
Loans	0	[1]
Collection	0	[1]
Others	0	[1]
Ending balance	₩ (12,396)	[1]

[1]	Bankruptcy was declared during the year ended December 31, 2023. The Company cannot hold significant influence due to the appointment of a bankruptcy trustee, so the Company was reclassified from an associate to financial assets at fair value through other comprehensive income.